Share-Based Compensation - Schedule of Performance-Based Share Activity (Details) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Performance Shares
Granted (in shares)		400,000	600,000
CNH Industrial EIP
Performance Shares
Nonvested, beginning balance (in shares)	4,883,479
Granted (in shares)	6,931,030
Forfeited/Cancelled (in shares)	(4,883,479)
Vested (in shares)	0
Nonvested, ending balance (in shares)	6,931,030	4,883,479
Weighted Average Grant-Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 7.82
Granted (in dollars per share)	10.83
Forfeited/Cancelled (in dollars per share)	7.82
Vested (in dollars per share)	0
Nonvested, ending balance (in dollars per share)	$ 10.83	$ 7.82